Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities [Abstract]
Net income	$ 870,021	$ 3,244,925
Adjustment to reconcile net income to net cash provided by operating activities [Abstract]
Amortization and depreciation	1,348,700	289,273
Allowance for bad debt on accounts receivable	77,485	(19,756)
Allowance of impairment loss on unbilled revenue	11,889	0
Deferred income taxes	(176,187)	193,053
Change in fair value of contingent consideration	232,310	0
Gain on disposition of property and equipment	357	(1,242)
Issuance of warrants in exchange for consultancy service	0	5,900
Impairment loss on intangible assets	428,028	0
Stock-based compensation	270,592	441,232
Change in operating assets and liabilities [Abstract]
Accounts receivable	(1,246,097)	(545,386)
Unbilled revenues	188,362	(3,558,347)
Prepayments,deposits and other receivables	(1,067,119)	(196,546)
Inventory	(428,155)	84,398
Accounts payable and accrued liabilities	1,665,608	1,163,159
Advance from customers	0	(58,589)
Deferred revenues	2,305,244	164,137
Income tax payable	(280,184)	289,454
Cash generated from operating activities	4,200,854	1,495,665
Cash flows from investing activities [Abstract]
Short term investments	913,758	(7,360,238)
Cash acquired from acquisition of IT Lamp	0	704,688
Cash consideration for acquisition of IT Lamp	(1,202,645)	(1,913,371)
Cash acquired from acquisition of HongAo	9,725	0
Cash consideration for acquisition of HongAo	(1,082,756)	0
Purchase of property and equipment	(1,147,615)	(234,470)
Proceeds from disposition of property and equipment	1,542	4,074
Deposit for acquisition	0	(1,332,899)
Cash used in investing activities	(2,507,991)	(10,132,216)
Cash flows from financing activities [Abstract]
Repurchase of common stock	(503,602)	0
Cash used in financing activities	(503,602)	0
Effect of exchange rate changes on cash and cash equivalents	(214,502)	11,517
Increase(decrease) in cash and cash equivalents	974,759	(8,625,034)
Cash and cash equivalents, beginning of period	2,705,957	11,330,991
Cash and cash equivalents, end of period	3,680,716	2,705,957
Supplemental cash flow information [Abstract]
Interest paid	80,383	19,915
Income tax paid	945,610	213,225
Non-cash transaction [Abstract]
Contigent consideration payable for acquisition of IT Lamp	$ 0	$ 1,419,519